Earnings Per Unit - Schedule of Computation of Basic and Diluted Earnings Per Units (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Numerator
Net income (loss)	$ (8,058)		$ (1,105)		$ (7,963)		$ (4,771)
Weighted-average units used to compute basic earnings per unit	7,723,592		4,858,808		5,227,816		2,352,664
Basic Earnings Per Unit	$ (2.63)	[1]	$ (1.09)	[1]	$ (2.68)	[2]	$ (3.14)	[2]
Class A Common Units [Member]
Numerator
Net income (loss)	$ (5,718)		$ (734)		$ (5,380)		$ (3,201)
Less: annual dividends on redeemable preferred units	(8,692)		(2,781)		(4,083)		(1,753)
Net income (loss) attributable to common unitholders	$ (14,410)		$ (3,515)		$ (9,463)		$ (4,954)
Weighted-average units used to compute basic earnings per unit	5,480,611		3,227,744		3,531,681		1,578,164
Basic Earnings Per Unit					$ (2.68)		$ (3.14)
Basic and Diluted Earnings Per Unit	$ (2.63)		$ (1.09)
Class B Common Units [Member]
Numerator
Net income (loss)	$ (2,340)		$ (371)		$ (2,584)		$ (1,571)
Less: annual dividends on redeemable preferred units	(3,557)		(1,405)		(1,961)		(860)
Net income (loss) attributable to common unitholders	$ (5,897)		$ (1,776)		$ (4,545)		$ (2,431)
Weighted-average units used to compute basic earnings per unit	2,242,981		1,631,064		1,696,135		774,500
Basic Earnings Per Unit					$ (2.68)		$ (3.14)
Basic and Diluted Earnings Per Unit	$ (2.63)		$ (1.09)

[1]	Basic and diluted net loss per unit amounts are the same for both Class A and Class B common units, see Note 10.
[2]	Basic and diluted net loss per unit amounts are the same for each class of common units, see Note 14.